Offerings - Offering: 1	Feb. 11, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock $0.01 par value
Amount Registered | shares	165,443,530
Proposed Maximum Offering Price per Unit	79.25
Maximum Aggregate Offering Price	$ 13,111,399,752.5
Fee Rate	0.01531%
Amount of Registration Fee	$ 2,007,355.3
Offering Note
(1)
The registration fee is calculated in accordance with Rule 457(r) under the Securities Act and represents deferred payment of the registration fee in connection with the Registrant’s Registration Statement on Form
S-3ASR
(Registration
No. 333-275858)
paid herewith.

(2)	Includes 31,658,487 shares of common stock issuable upon the automatic conversion of an equal number of shares of nonvoting common stock.